LEASES - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Abstract]
Beginning balance	$ 135,138	$ 134,485
Additions	10,324	36,090
Additions from business combinations	3,893	3,792
Foreign exchange difference	8,256	(7,976)
Foreign currency translation	351	(689)
Interest expense	6,319	6,822	$ 5,415
Payments	(44,833)	(37,386)
Disposals	(712)	0
Ending balance	$ 118,736	$ 135,138	$ 134,485